UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment           { } Amendment Number: ______
This Amendment (Check only one.): { } is a restatement.
                                  { } adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                             First Chester County Corporation
Address:                          9 North High Street
                                  West Chester, PA  19382

Form 13F File Number: 28-10515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  John Balzarini
Title:                 Treasurer
Phone:                 484-881-4330

Signature, Place, and Date of Signing:

/s/John Balzarini          West Chester, PA      February 7, 2007
-----------------          ----------------      ----------------

Report Type (Check only one.):

{ } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

{X} 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

{ } 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-07198
Name:                  First National Bank of Chester County

This filing indicates that First Chester County Corporation, a bank holding company, and First National Bank of Chester County, a wholly-owned subsidiary of First Chester County Corporation, are deemed to have shared investment discretion with respect to the Section 13 (f) securities identified in the Form 13F filed by First National Bank of Chester County for the quarter ended December 31, 2006.